Trade and other receivables	12 Months Ended
Jun. 30, 2021
Trade and other receivables
15. Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2021 and 2020 were as follows:

	June 30, 2021	June 30, 2020
Sale, leases and services receivables	4,593	57,756
Less: Allowance for doubtful accounts	(851)	(5,610)
Total trade receivables	3,742	52,146
Prepaid expenses	805	20,271
Borrowings, deposits and others	3,669	15,064
Advances to suppliers	950	1,516
Tax receivables	1,166	1,208
Others	990	322
Total other receivables	7,580	38,381
Total trade and other receivables	11,322	90,527
Non-current	2,847	34,738
Current	8,475	55,789
Total	11,322	90,527

Book amounts of Group’s trade and other receivables in foreign currencies are detailed in Note 31.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	June 30, 2021	June 30, 2020
Beginning of the year	5,610	3,985
Additions (i)	755	1,544
Recovery (i)	(229)	(164)
Currency translation adjustment	(276)	1,597
Deconsolidation	(4,643)	(30)
Receivables written off during the year as uncollectable	(28)	(1,077)
Transfer to assets held for sale	-	(30)
Incorporation by business combination	-	27
Inflation adjustment	(338)	(242)
End of the year	851	5,610

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statements of Income and Other Comprehensive Income (Note 24).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2021 and 2020 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Past due							Additions / (reversals) for
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	doubtful accounts
Leases and services	338	247	657	2,313	835	4,390	95.58%	(194)
Consumer financing	-	-	-	-	16	16	0.35%	-
Sale of properties and developments	-	-	-	187	-	187	4.07%	-
Total as of June 30, 2021	338	247	657	2,500	851	4,593	100.00%	(194)

Leases and services	584	84	131	3,482	1,044	5,325	9.22%	(128)
Consumer financing	-	-	-	-	24	24	0.04%	14
Sale of properties and developments	284	8	8	1,068	2	1,370	2.37%	-
Sale of communication equipment	-	-	-	20,538	703	21,241	36.78%	-
Agricultural products	2,352	397	183	1,741	30	4,703	8.14%	-
Telecommunication services	2,230	-	671	18,385	3,807	25,093	43.45%	(589)
Total as of June 30, 2020	5,450	489	993	45,214	5,610	57,756	100.00%	(703)